RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13 - RELATED PARTIES

a.	Related parties include the controlling shareholder and companies under his control, the Board of Directors and the executive officers of the Company.

b.	As to options and restricted shares granted to directors and executive officers, see Note 10b(2)a and Note 10d.

c.	As to the Subscription Agreement with the controlling shareholder, see Note 9a(2).